Shareholder Fees - FidelitySustainabilityIndexFunds-ComboPRO	Dec. 30, 2023 USD ($)
FidelitySustainabilityIndexFunds-ComboPRO | Fidelity U.S. Sustainability Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none